Other Accounts Payable - Disclosure of Other Accounts Current And Non Current Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Employee benefits	S/ 108,344	S/ 120,826	S/ 62,960
Taxes payable	100,490	97,323	24,197
Derivatives Fx premiums and accounts payable for "unwind"	30,512	65,377	29,223
Constructions in progress and medical equipment payable	5,150	3,421	3,794
Deposits in guarantee	1,259	1,083	1,942
Commissions payable	3,682	2,755	2,998
Contingent consideration		64,008	69,470	S/ 848
Account payables to former shareholder	19,832	85,265
Other accounts payable	20,294	23,542	21,579
Trade and other current payables	289,563	463,600	216,163
Trade and other non-current payables [abstract]
Employee benefits	5,724	6,977	3,957
Derivatives Fx premiums and accounts payable for "unwind"	55,337	92,519	46,152
Put liability		121,636	136,938
Account payables to former shareholder	12,089		90,134
Trade and other non-current payables	S/ 73,150	S/ 221,132	S/ 277,181